Short-term investments and long-term investment - Schedule of Short-Term Investments And Long-Term Investment Classified By Security Type (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Unrealized Gain Loss On Investments [Line Items]
Adjusted cost	¥ 219,191		¥ 123,001
Gross unrealized Gains	40		174
Gross unrealized Losses	(100)
Short-term investments	198,562	$ 27,203	103,175
Long-term investment	20,569	$ 2,818	20,000
Time Deposits [Member]
Unrealized Gain Loss On Investments [Line Items]
Adjusted cost	20,569		69,579
Short-term investments			49,579
Long-term investment	20,569		20,000
Structured Deposits [Member]
Unrealized Gain Loss On Investments [Line Items]
Adjusted cost	190,027		40,000
Short-term investments	190,027		40,000
Government Securities [Member]
Unrealized Gain Loss On Investments [Line Items]
Adjusted cost	8,595		13,422
Gross unrealized Gains	40		174
Gross unrealized Losses	(100)
Short-term investments	¥ 8,535		¥ 13,596